Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2026	Jun. 30, 2025
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares, issued (in shares)	244,118,850	244,118,850
Common stock, outstanding (in shares)	244,118,850	244,118,850
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares, issued (in shares)	60,310,039	60,310,039
Common stock, outstanding (in shares)	60,310,039	60,310,039